Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (73,878)	$ (10,313)	¥ 21,359
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation of property, equipment and software	3,361	469	3,949
Amortization of intangible assets	2,123	296	2,520
Gain on deconsolidation of CEIBS Publishing Group			(78,760)
Loss from disposal of property, equipment and software	3		7
Fair value change of derivatives liabilities			(21,735)
Provision/(reverse) for expected credit losses	(264)	(37)	139
Interest and investment income accrued	(1,367)	(191)	(873)
Share in loss of equity method investment	286	40
Impairment of available-for-sale debt securities	7,131	995	4,951
Unrealized foreign exchange (gain)/loss	43	7	(33)
Share-based compensations	9,873	1,378	3,820
Changes in operating assets and liabilities:
Accounts receivable	2,928	409	2,827
Prepaid expenses and other assets	3,224	450	2,739
Accounts payable	3,118	435	(2,763)
Amount due to related parties	595	83	1,143
Deferred revenue	(32,713)	(4,567)	(17,612)
Other payable and accrued liabilities	(19,331)	(2,698)	(23,211)
Net cash used in operating activities	(94,868)	(13,244)	(101,533)
Cash flows from investing activities:
Purchase of property, equipment and software	(26)	(4)	(1,010)
Cash paid for short-term investments	(91,694)	(12,800)	(56,148)
Purchase of equity securities	(3,000)	(418)
Loan to related parties			(2,000)
Cash received from maturity of short-term investments			56,148
Cash change due to deconsolidation of CEIBS Publishing Group			(30,767)
Net cash used in investing activities	(94,720)	(13,222)	(33,777)
Cash flows from financing activities:
Proceeds from short-term borrowings	40,000	5,584	80,000
Repayment of short-term borrowings	(80,000)	(11,168)	(39,800)
Proceeds from long-term borrowings			128,000
Repayment of long-term borrowings	(121,000)	(16,891)	(81,500)
Proceeds From Discounted Bank Acceptance Notes	78,131	10,907
Payment for repurchase of stocks	(2,157)	(301)
Payments of initial public offering costs	(692)	(97)	(189)
Net cash generated from/(used in) financing activities	(85,718)	(11,966)	86,511
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(346)	(48)	380
Net decrease in Cash, cash equivalents and restricted cash	(275,652)	(38,480)	(48,419)
Cash, cash equivalents and restricted cash at beginning of the period	418,242	58,385	320,489
Cash, cash equivalents and restricted cash at the end of the period	142,590	19,905	272,070
Less: restricted cash	156	22	156
Cash and cash equivalent at the end of the period	142,434	19,883	271,914
Supplemental disclosure of cash flow information
Cash paid for income tax			0
Cash paid for interest	¥ (4,186)	(584)	(4,950)
Supplemental schedule of non-cash investing and financing activities
Net accretion on convertible redeemable preferred shares to redemption value		0	204,364
Deemed dividend to preferred shareholders due to modifications		$ 0	¥ 5,940